CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Reclassifications Out of Accumulated Other Comprehensive Income (Details) - RUB (₽) ₽ in Millions		1 Months Ended	12 Months Ended
	Jul. 23, 2020	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassifications Out of Accumulated Other Comprehensive Income
Percentage of interest in the charter capital sold		25.00%
Partner
Reclassifications Out of Accumulated Other Comprehensive Income
Percentage of interest in the charter capital sold	25.00%
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income | Other Nonoperating Income (Expense) [Member]
Reclassifications Out of Accumulated Other Comprehensive Income
Reclassified loss out of accumulated other comprehensive income			₽ 0	₽ 0	₽ 893